August 10, 2018

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

RE:	SG Blocks, Inc. Securities Act Registration Statement on Form S-3

Ladies and Gentlemen,

Attached please find the Securities Act Registration Statement on Form S-3 filed by SG Blocks, Inc. (the “Company”) in connection with the registration of shares of Common Stock. The Company hopes that the Form S-3 will be declared effective by mid- to late-August 2018.

If you have any questions or comments regarding this filing, please call me at (216) 566-5598 or contact me via e-mail at David.Watson@ThompsonHine.com. We would appreciate if you could please advise us once your review is completed in order to accommodate the Company’s timeline.

Respectfully,

/s/ David Watson
David Watson

cc:	Mahesh S. Shetty, SG Blocks, Inc. (E-mail: mshetty@sgblocks.com); telephone: (646) 240-4235)